CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	1,000,000
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	400,000,000	400,000,000	70,000,000
Common stock, issued	5,409,310	5,409,310	54,087,903
Common stock, outstanding	5,409,310	5,409,310	54,087,903